Financial Instruments - Effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 Y $ / shares
Financial Instruments
Share price | $ / shares			$ 1.14
Fair Value Warrant, Base	€ (24,455)	€ (24,455)
Fair Value Warrant, up	(28,316)	(27,029)
Fair Value Warrant, down	(21,023)	(21,881)
Effect on financial result, up	(3,861)	(2,574)
Effect on financial result, down	€ 3,432	€ 2,575
Historical and implied volatilities
Financial Instruments
Percentage, Base			70
Remaining contractual term
Financial Instruments
Warrant remaining contractual term | Y			4
Share Price
Financial Instruments
Percentage, up			10.00%
Percentage, down			(10.00%)
Volatility
Financial Instruments
Percentage, up		10.00%
Percentage, down		(10.00%)
Dividend rate
Financial Instruments
Percentage, Base			0